Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (61,946)	¥ (401,275)	¥ (328,477)	¥ (47,003)
Net profit attributable to noncontrolling interest and redeemable noncontrolling interest	(4,141)	(26,824)	(20,003)	(1,223)
Net loss attributable to the Company's ordinary shareholders	(66,087)	(428,099)	(348,480)	(48,226)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	1,212	7,850	(7,850)	0
Adjusted net loss attributable to ordinary shareholders	$ (64,875)	¥ (420,249)	¥ (356,330)	¥ (48,226)
Denominator:
Weighted-average number of shares outstanding - basic (in shares)	492,065,239	492,065,239	401,335,788	364,353,974
Weighted-average number of shares outstanding - diluted (in shares)	492,065,239	492,065,239	401,335,788	364,353,974
Loss per share-Basic:
Net loss | (per share)	$ (0.13)	¥ (0.85)	¥ (0.89)	¥ (0.13)
Basic (in per share) | (per share)	(0.13)	(0.85)	(0.89)	(0.13)
Loss per share-Diluted:
Net loss | (per share)	(0.13)	(0.85)	(0.89)	(0.13)
Diluted (in per share) | (per share)	$ (0.13)	¥ (0.85)	¥ (0.89)	¥ (0.13)